Prepayments and Premiums Under Operating Leases (Tables)	12 Months Ended
Dec. 31, 2018
Prepayments and Premiums Under Operating Leases [Abstract]
Schedule of prepayments and premiums under operating leases
Amount
At January 1, 2017	2,570,682
additions for the year	30,672
charge for the year	(105,340)
translation adjustment	156,092
At December 31, 2017	2,652,106
additions for the year	26,899
charge for the year	(104,206)
translation adjustment	(124,532)
At December 31, 2018	2,450,267

Schedule of prepayment and premium under operating lease analyzed for reporting
	As at December 31,
	2018	2017
Current asset	78,532	83,907
Non-current asset	2,371,735	2,568,199
	2,450,267	2,652,106